Commitments and Contingencies (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Oct. 31, 2013	Jul. 01, 2013	Jun. 01, 2013	Feb. 01, 2011	Apr. 02, 2009
Commitments and Contingencies Disclosure [Abstract]
Lease amount						$ 350
Lease amount				6,967
Short term lease			965
Co rent					518
Rent expense	48,000
Rent expense		28,903
Amount paid							$ 125,000
Interest							6%